UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, PR 00968

(Address of Principal Executive Offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

With copies of communications to:

Ignacio Canto

X-Square Capital LLC

Centro Internacional de Mercadeo II

90 Carr 165, Ste 803

Guaynabo, Puerto Rico, 00968208

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: September 30

Date of reporting period: May 18, 2023 - September 30, 2023

Item 1.	Report to Stockholders.

(a)

ZTAX

X-SQUARE MUNICIPAL INCOME **TAX FREE ETF**

X² CAPITAL

ANNUAL REPORT

September 30, 2023

Shareholder Letter	1
Management Discussion of Fund
Performance and Portfolio Update	4
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered
Public Accounting Firm	23
Additional Information	24
Trustees and Officers	25

X-Square Municipal Income Tax Free ETF	Shareholder Letter

September 30, 2023 (Unaudited)

Dear Shareholder:

The X-Square Municipal Income Tax Free ETF (the “Fund”) registered a 0.88% net loss and 2.07% net gain, as measured using net asset value and market value, respectively, since inception, for its fiscal period ended September 30, 2023. During this same period, which began when the ETF launched on May 18th, most fixed-income strategies, such as the Bloomberg Municipal Bond High-Yield (non-Investment Grade) Index, yielded negative performance, in this case -2.89%.

Although global markets began the first half of the year on an upbeat note, it wasn’t until the latter half of the year that volatility, in both equities and fixed-income markets, began to creep up. The MOVE Index, which is a proxy for U.S. bond market volatility, went from 110.63 on June 30th to 113.55 by the end of Q3. During this same period, the U.S. 10-year Treasury Note went from yielding 3.84% to 4.57%, briefly touching 5% in October, whereas the Muni AAA Yield Curve 10T went from 2.55% to 3.44%. We believe the main culprit for this bond selloff was the fact that the market realized that pricing-in rate cuts towards Q4 of this year was overly optimistic. Hence, the repricing of rate cuts further back into 2024/2025 resulted in tighter financial conditions, in turn, resulting in higher yields and higher term premiums for longer-term bonds. Exacerbating the sell off, is the fact that the U.S. Treasury is running a massive fiscal deficit while the Fed is reducing its balance sheet holdings via Quantitative Tightening.

Puerto Rico municipal bonds (“PR munis”) muted response to the global fixed-income selloff is due to a variety of reasons. First, PR munis tend to offer higher coupons, thus, offering less duration risk vis-à-vis a bond with similar profile but a lower coupon. Moreover, PR hasn’t had the need to access the secondary market. While hard to measure, we believe this lack of supply has benefited the PR muni curve. Accessing the market during times of market stress can lead to undesired consequences such as a higher cost of capital for Puerto Rico. In addition, fiscal prudence in Puerto Rico has also helped PR munis weather the selloff relatively better. Contrary to popular belief and narratives, PR fundamentals have never been better. Puerto Rico, which is now a net saver, has been able to consistently beat expectations and grow its huge cash pile, which now stands at greater than 20% GDP, on a consistent basis throughout the years. Lastly, Puerto Rico munis, which are still unrated, offer a much more attractive yield than the average AAA muni, as measured by the 30yr AAA tax-exempt muni curve. The spread is greater than 100bps as of today.

We think that long-term yields are in the process of peaking. However, should the Israel-Hamas conflict escalate, we might see a higher inflation premium due to a possible spike in oil prices. Nonetheless, this might be short lived, as it happened with the Ukraine war. Furthermore, although many indicators with incredible track record would have implied the U.S. to be in the recession as of now, that hasn’t been the case. The U.S. economy has maintained a strong pace of job creation and expansion as shown by the 4.9% GDP print for the third quarter. Other indicators such as the PMIs and ISMs have begun to show increasing signs of strength. With this economic resiliency in play, we believe risk assets will become attractive once again causing yield spreads to compress. We’d like to remind investors that the Fund only invests in PR munis that have already been restructured through the PROMESA bankruptcy process. Hence, the Fund avoided the collapse of Puerto Rico Electric Power Authority bonds, which went from trading in the 70s earlier in the year to the mid 20s due to adverse court rulings. As always, we will aim to diversify investors within the PR muni restructured spectrum judiciously. We are projecting 6 dividends for calendar year 2024 which should bring the dividend yield for the Fund close to 5% net of fees and expenses. Thank you for placing your trust in us.

Best regards,

X-Square Capital, LLC

Annual Report | September 30, 2023	1

X-Square Municipal Income Tax Free ETF	Shareholder Letter

September 30, 2023 (Unaudited)

Performance data quoted represent past performance. Past performance is no guarantee of future results and investment returns and principal value of the Funds (or of the investment company) will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 1-833-X-SQUARE or (if applicable) visit www.x2etfs.com/ztax for current month end performance. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.

[1]	Inception Date: 05/18/2023

IMPORTANT DISCLOSURES

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus containing this and other information, please call 1-787-282-1621 or visit www.x2etfs.com/ztax. Read the prospectus carefully before you invest.

The Fund is new and has limited operating history.

Investing involves risks, including loss of principal.

ALPS Distributors, Inc. is the distributor of the X-Square Municipal Income Tax ETF. There is no affiliation between X-Square Capital, LLC and ALPS Distributors, Inc. ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

2	www.x2etfs.com

X-Square Municipal Income Tax Free ETF	Shareholder Letter

September 30, 2023 (Unaudited)

Glossary

S&P 500 Index – the SPX is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. The SPX includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Muni AAA Yield Curve 10T – this curve is the baseling curve for BVAL tax-exempt munis. It is populated with high quality U.S. municipal bonds with an average rating of AAA from Moody’s and S&P. The yield curve is built using non-parametric fit of market data obtained from the Municipal Securities Rulemaking Board, new issues calendars, and other proprietary contributed prices. Represents 5% couponing.

Gross Domestic Product – measures the final market value of all goods and services produced within a country. It is the most frequently used indicator of economic activity.

MOVE Index – the MOVE Index measures U.S. bond market volatility by tracking a basket of OTC options on U.S. interest rate swaps. The index tracks implied normal yield volatility of a yield curve weighted basket of at-the-money one month options on the 2-year, 5-year, 10-year, and 30-year constant maturity interest rate swaps.

Yield – yield refers to the return an investor gets on an investment over a certain period of time.

Purchasing Managers’ Index – an economic indicator that measures the activity level of purchasing managers in a specific sector or economy. It provides insight into current business conditions by tracking changes in variables such as new orders, production, employment, supplier deliveries, and inventories. A score of 50 or above typically indicates expansion in the sector, while a score below 50 suggests contraction.

Institute for Supply Management Index – also known as the ISM Purchasing Managers’ index, is a monthly economic indicator that measures the level of activity in the manufacturing sector in the United States. The Institute surveys purchasing managers from a variety of industries to collect data on variables such as new orders, production, employment, supplier deliveries, and inventories. A score of 50 or above typically indicates expansion in the manufacturing sector, while a score below 50 suggests contraction.

Annual Report | September 30, 2023	3

X-Square Municipal Income Tax Free ETF	Management Discussion of Fund Performance and Portfolio Update

September 30, 2023 (Unaudited)

Average Annual Total Returns (as of September 30, 2023)

	1 Month	3 Months	Since Inception*
X- Square Municipal Income Tax Free ETF - NAV	-2.77%	-2.63%	-0.88%
X- Square Municipal Income Tax Free ETF - Market	-0.79%	-1.09%	2.07%
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index	-3.40%	-4.24%	-2.89%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the X-Square Municipal Income Tax Fee ETF (the “Fund”) shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. The table shown above does not reflect the dedication of taxes that a Shareholder would pay on Fund distributions or the redemption of Fund shares but does reflect the reinvestment of all dividends and distributions. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (787) 282-1621 or by visiting www.xsquarecapital.com.

Fund performance reflects contractual reimbursements in effect. In their absence, performance would be reduced. X-Square Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund through at least September 30, 2023, to ensure that Net Annual Operating Expenses will not exceed 1.10% of the Fund’s average daily net assets. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

*	Fund’s inception date is May 18, 2023.
**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

(a)	The Bloomberg Barclays Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated USD-denominated Tax exempt bond market. Included in the index are securities from all 50 US States and four other qualifying regions (Washington DC, Puerto Rico, Guam, and the Virgin Islands). The index includes state and local general obligation bonds and revenue bonds. All bonds in the Municipal High Yield Bond Index are tax exempt, and hence are not eligible for other indices that include taxable high yield bonds, such as the US High Yield Index and EM USD Aggregate Index.

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X-Square Municipal Income Tax Free ETF	Management Discussion of Fund Performance and Portfolio Update

September 30, 2023 (Unaudited)

Growth of $10,000 (as of September 30, 2023)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Annual Report | September 30, 2023	5

X-Square Municipal Income Tax Free ETF	Management Discussion of Fund Performance and Portfolio Update

September 30, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)* as of September 30, 2023

GDB Debt Recovery Authority of Puerto Rico	20.57%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	20.13%
Commonwealth of Puerto Rico	19.77%
Puerto Rico Highway & Transportation Authority	15.50%
Puerto Rico Commonwealth Aqueduct & Sewer Authority	12.86%
Matching Fund Special Purpose Securitization Corp.	6.15%
Territory of Guam	2.14%
Top Ten Holdings	97.12%

Sector Allocation (as a % of Net Assets)* as of September 30, 2023

Revenue Bonds	78.13%
General Obligation Unltd	19.97%
Cash, Cash Equivalents, & Other Net Assets	1.90%
100.00%

Country Allocation (as a % of Net Assets)* as of September 30, 2023

Guam	2.16%
Us Virgin Islands	6.21%
Puerto Rico	89.73%
Cash, Cash Equivalents, & Other Net Assets	1.90%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

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X-Square Municipal Income Tax Free ETF	Disclosure of Fund Expenses

September 30, 2023 (Unaudited)

Examples. As a shareholder of the X-Square Municipal Income Tax Free ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to September 30, 2023.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return	$1,000.00	$992.92	1.10%(c)	$3.98(a)
Hypothetical Fund Return	$1,000.00	$1,019.65	1.10%(c)	$5.47(b)

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (136), then divided by 365.
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.
(c)	Annualized expense ratio excludes current and deferred income tax expense.

Annual Report | September 30, 2023	7

X-Square Municipal Income Tax Free ETF	Schedule of Investments

September 30, 2023

	Principal Amount	Value
MUNICIPAL BONDS (98.11%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/27, 5.63%	$472,000	$484,837
07/01/31, 5.75%	249,000	260,523
		745,360
GDB Debt Recovery Authority of Puerto Rico
08/20/40, 7.50%	957,232	775,358
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%	240,000	231,697
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)	250,000	251,870
07/01/47, 5.00%(a)	250,000	232,892
		484,762
Puerto Rico Highway & Transportation Authority
07/01/62, 5.00%	610,000	584,075
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/58, 4.78%	867,000	758,923
Territory of Guam
01/01/36, 4.00%	90,000	80,721

TOTAL MUNICIPAL BONDS (Cost $3,764,065)		3,660,896

See Notes to Financial Statements.

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X-Square Municipal Income Tax Free ETF	Schedule of Investments

September 30, 2023

	Annualized 7-Day Yield	Shares
SHORT-TERM INVESTMENTS (2.10%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.55%	78,429	$78,429

TOTAL SHORT-TERM INVESTMENTS
(Cost $78,429)			78,429

TOTAL INVESTMENTS (100.21%) (Cost $3,842,494)			3,739,325
Liabilities in Excess of Other Assets (-0.21%)			(7,771)
NET ASSETS (100.00%)			$3,731,554

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $484,762, which represents 12.99% of net assets as of September 30, 2023.

See Notes to Financial Statements.

Annual Report | September 30, 2023	9

X-Square Municipal Income Tax Free ETF	Statement of Assets and Liabilities

September 30, 2023

ASSETS:
Investments, at fair value (Cost $3,842,494)	$3,739,325
Cash	263
Interest receivable	49,742
Deferred tax asset (see Note 6)	–	(a)
Net Receivable due from Adviser (see Note 4)	38,178
Prepaid offering costs (see Note 4)	26,752
Total Assets	3,854,260

LIABILITIES:
Payable for investment securities purchased	6,264
Distributions payable to shareholders	31,370
Accrued chief compliance officer fees payable	1,668
Accrued fund investment and administration fees payable	12,456
Current Tax Liability	5,948
Accrued professional fees payable	28,577
Accrued trustees’ fees payable	2,951
Other payables and accrued expenses	33,472
Total Liabilities	122,706
Net Assets	$3,731,554

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$3,821,679
Total distributable earnings/accumulated losses	(90,125)
Net Assets	$3,731,554

NET ASSET VALUE
Net assets	$3,731,554
Shares outstanding (unlimited shares authorized, no par value)	154,000
Net Asset Value per Share	$24.23

(a)	Deferred tax asset of $21,665 is offset by a valuation allowance.

See Notes to Financial Statements.

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X-Square Municipal Income Tax Free ETF	Statement of Operations

For the Period May 18 (Commencement of Operations) to September 30, 2023

INVESTMENT INCOME:
Interest	$57,591
Total Investment Income	57,591

EXPENSES:
Investment advisory fee (see Note 4)	6,264
Fund accounting, administration and compliance fees	28,126
Offering cost	15,888
Professional fees	28,577
Organization expenses	4,080
Trustees’ fees and expenses	4,451
Transfer agent fees	11,381
Other expenses	5,147
Total Expenses	103,914
Reimbursement from Adviser/Advisory fee waiver	(93,045)
Net Expenses	10,869
Net Investment Income, before taxes	46,722
Current and deferred tax benefit/(expense)	(5,948	)(a)
Net Investment Income, net of taxes	40,774

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities, before taxes	4,413
Current and deferred tax benefit/(expense)	–	(a)
Net realized gain:	4,413
Change in unrealized appreciation/(depreciation) on:
Investment securities, net of taxes	(103,170)
Current and deferred tax benefit/(expense)	–	(a)
Net change in unrealized appreciation/ (depreciation), net of taxes	(103,170)
Net Realized and Unrealized Loss on Investments	(98,757)
Net Decrease in Net Assets Resulting from Operations	$(57,983)

(a)	Any deferred tax benefit/(expense) was fully offset by a valuation allowance recorded as of September 30, 2023.

See Notes to Financial Statements.

Annual Report | September 30, 2023	11

X-Square Municipal Income Tax Free ETF	Statement of Changes in Net Assets

For the Period May 18, 2023 (Commencement of Operations) to September 30, 2023
FROM OPERATIONS:
Net investment income, net of taxes	$40,774
Net realized gain on investments, net of taxes	4,413
Net change in unrealized depreciation on investments, net of taxes	(103,170)
Decrease in Net Assets from Operations	(57,983)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,030)
From return of capital	(11,780)
Decrease in Net Assets from Distributions to Shareholders	(59,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,749,347
Net Increase from Capital Share Transactions	3,749,347
Net Increase in Net Assets	$3,631,554

NET ASSETS:
Beginning of period(a)	100,000
End of period	$3,731,554

OTHER INFORMATION:
Capital Share Transactions:
Beginning shares(a)	4,000
Shares sold	150,000
Ending Shares	154,000

(a)	Beginning balance is equal to the seed capital contributed by the Adviser (defined in Notes to Financial Statements) as of commencement of operations, which is still held within the Fund.

See Notes to Financial Statements.

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X-Square Municipal Income Tax Free ETF	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Period May 18, 2023 (Commencement of Operations) to September 30, 2023
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39
Net realized and unrealized loss on investments	(0.59)
Net decrease in Net Asset Value	(0.20)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.46)
From return of capital	(0.11)
Total Distributions to Shareholders	(0.57)

Net asset value per share - end of period	$24.23

Total Investment Return - Net Asset Value(b)	(0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$3,732
Ratio of actual expenses to average net assets including fee waivers and reimbursements(c)	1.70%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements(c)(d)	9.85%
Ratio of net investment income to average net assets(c)	4.13%
Portfolio turnover rate	0.90%

(a)	Calculated using average shares outstanding.

(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(c)	Ratio includes $5,948 or 0.60% of tax expense attributable to federal statutory income tax. The fund did not accrue a net deferred tax expense or benefit.

(d)	Ratio includes $19,968 or 0.75% of organizational expenses and offering costs that have not been annualized.

See Notes to Financial Statements.

Annual Report | September 30, 2023	13

X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Municipal Income Tax Free ETF (the “Fund”) is a series of X-Square Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a statutory trust on December 2, 2021 under the laws of the State of Delaware. The Fund is an actively managed and non - diversified investment company with an investment objective which seeks to provide income exempt from federal income tax. The Fund’s investment adviser is X-Square Capital, LLC (the “Adviser”).

The Fund offers and issues shares at their net asset value (“NAV”) to certain financial institutions such as registered broker-dealers and banks only in aggregations of a specified number of Shares (each, a “Creation Unit”). A Creation Unit consists of 25,000 Shares. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Balancing Amount, if applicable. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities. A fixed creation or redemption transaction fee of $500, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with each creation or redemption. The Fund may adjust the creation or redemption transaction fee from time to time or waive the fee on certain orders if the Fund’s custodian has determined to waive some or all of the fee or another party, such as the Adviser, has agreed to pay such fee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Use of Estimates: The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Portfolio Valuation: The Fund values it’s portfolio of securities at fair value. The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

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X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

The Fund generally values its Level 1 securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies.

The price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined when such prices or quotations are not available, or when the Adviser (the Valuation Designee, as defined in Rule 2a-5) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Annual Report | September 30, 2023	15

X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Organizational and Offering Costs: Organization expenses totaling $53,375 were incurred to establish the Fund and enable it legally to do business, and $4,080 of those expenses were incurred during the fiscal period ended September 30, 2023 as reported on the Statement of Operations. All costs incurred by the Fund in connection with its organization were paid by the Adviser subject to recoupment as described in Note 4.

Offering costs totaling $49,295 were incurred by the Fund and treated as deferred charges until operations commenced and thereafter have been amortized over a 12 month period using the straight line method as reflected on the Statement of Assets and Liabilities and Statement of Operations.

Federal Income Taxes:

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. For the year ended September 30, 2023, the federal income tax rate is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to the type of assets it holds and not being able to satisfy the diversification test, pursuant to IRC Section 851, to be classified as a regulated investment company.

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X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

Indemnification: The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Distributions to Shareholders:

The Fund, as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the highest regular marginal federal income tax rate for a corporation is 21%. The Fund expects to declare and distribute all of its net investment income, if any, as dividends to shareholders at least semi-annually.

The Fund may distribute capital gains in December. The amount of any distribution may vary and there is no guarantee that the Fund may make any investment income dividend or capital gain distributions.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | September 30, 2023	17

X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,660,896	$–	$3,660,896
Short Term Investments	78,429	–	–	78,429
Total	$78,429	$3,660,896	$–	$3,739,325

There were no Level 3 securities held in the Fund at September 30, 2023. There were no transfers in or out from Level 3 as of and for the period ended September 30, 2023.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 0.65% of its average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.10% of the Fund’s average daily net assets for the period ended October 31, 2023, and 1.00% for each of the subsequent one-year periods ended October 31, 2024 and October 31, 2025. The Adviser may recoup these fee waivers and expense reimbursements from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit in place at the time of waiver/reimbursement or the expense limits in place at the time of recoupment.

As of September 30, 2023, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

Expiring in 2025(a)	Expiring in 2026
$49,295	$93,045

(a)	Represents organizational costs expensed as of the one day seed date period ended September 30, 2022.

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X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor and is an affiliate of the Administrator (defined below). The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares. No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions during the period ended September 30, 2023 for the Fund.

Administration Agreement

ALPS Fund Services, Inc. (the “Administrator” or “ALPS”), provides various accounting services to the Fund pursuant to the fund accounting servicing agreement. The Trust and the Administrator have entered into the fund administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer (“CCO”) services to the Fund whereby an employee of ALPS serves as the CCO of the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the CCO services agreement. The CCO receives no salary or fees from the Trust.

A Trustee and certain Officers of the Fund are also employees of the Adviser. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $2,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Transfer Agency Agreement

State Street Bank serves as the Transfer Agent to the Trust. Under the Transfer Agency Agreement, State Street Bank is responsible for maintaining all shareholder records for the Trust.

Annual Report | September 30, 2023	19

X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

NOTE 6 — FEDERAL TAX AND TAX BASIS INFORMATION

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under the method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Fund utilizes all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If it’s determined that the Fund would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than not recognition threshold, the Fund recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Deferred U.S. federal income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and U.S. federal income tax purposes. Components of deferred tax assets (liabilities) as of September 30 2023 are as follows:

Total income tax (expense) benefit for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and net realized and unrealized gains (losses) on investments for the period ended September 30, 2023.

i.	Application of Statutory income tax rate:	$10,927
ii.	Tax-Exempt Interest Income:	$8,126
iii.	Valuation Allowance:	$(21,665)
iv.	Permanent Difference	$(3,336)
v.	Total Income Tax (Expense) Benefit:	$(5,948)

For the period ended September 30, 2023, permanent book and tax differences resulting from differing treatment of offering costs were identified and reclassified among components of the Fund’s net assets as follows:

Paid-in capital:	$(15,888)
Total distributable earnings/accumulated losses:	$15,888

The Fund recorded a valuation allowance against all of its deferred tax assets as of September 30, 2023. The Fund intends to continue maintaining a full valuation allowance on deferred tax assets until there is sufficient evidence to support the reversal of all or some portion of these allowances. However, given our current earnings and anticipated future earnings, there is a reasonable possibility that within the next 12 months, sufficient positive evidence may become available to substantiate a conclusion that a significant portion of the valuation allowance will no longer be needed. Release of the valuation allowance would result in the recognition of certain deferred tax assets and a decrease to income tax expense for the period the release is recorded. However, the exact timing and amount of the valuation allowance release are subject to change on the basis of the level of profitability that the Fund is able to actually achieve.

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X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

Deferred tax assets:
Net unrealized loss on investments	$21,665
Less valuation allowance	(21,665)
Total deferred tax assets	$–

The Fund’s income tax provision consists of the following as of September 30, 2023:

Current:
Federal	$5,948
Total	$5,948

Deferred & other:
Federal	$21,665
Valuation Allowance	$(21,665)
Total	$–

As of September 30, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes:	$3,842,494
Gross appreciation:	$–
Gross depreciation:	$(103,170)
Net unrealized appreciation/(depreciation):	$(103,170)

The tax character of the distributions paid during the fiscal period ended September 30, 2023 was as follows:

Ordinary Income:	$48,030
Return of Capital:	$11,780

Annual Report | September 30, 2023	21

X-Square Municipal Income Tax Free ETF	Notes to Financial Statements

September 30, 2023

NOTE 7 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 2023 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$3,784,721	$24,639

There no purchases or sales of long-term U.S. government securities for the period ended September 30, 2023.

NOTE 8 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

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X-Square Municipal Income Tax Free ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of X-Square Municipal Income Tax Free ETF and
Board of Trustees of X-Square Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of X-Square Municipal Income Tax Free ETF (the “Fund”), a series of X-Square Series Trust, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period May 18, 2023 (commencement of operations) to September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 8, 2023

Annual Report | September 30, 2023	23

X-Square Municipal Income Tax Free ETF	Additional Information

September 30, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-787-282-1621 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-787-282-1621, (2) on the Fund’s website located at http://www.xsquarecapital.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT

The X-Square Municipal Income Tax Free Fund (the “Fund”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the series (each a “Fund”). The Program is overseen by the Adviser. The Fund’s Board of Trustees (the “Board”) has approved the designation of the Adviser to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including, among others, an annual assessment of factors that influence a Fund’s liquidity the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Adviser’s assessment of their relative liquidity under both current market conditions and reasonably foreseeable stressed conditions, as well as minimum levels of highly liquid investments.

At a meeting that occurred on November 17, 2023, the Board received a report from the Adviser that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The report revealed that, during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report further discussed the liquidity classification methodology of each Fund and the liquidity classification of the Fund’s investments over the period. The report further noted that no material changes have been made to the Program since its implementation. The report provided to the Board included a conclusion that the Program appeared to be reasonably designed and operated effectively during the review period.

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X-Square Municipal Income Tax Free ETF	Trustees and Officers

September 30, 2023 (Unaudited)

Overall responsibility for management of the Trust rests with the members of the Board (the “Trustees”), who are elected by the shareholders of the Trust, unless appointed to fill a vacancy in accordance with the limited liability company agreement of the Fund and the 1940 Act. The Trust is managed by the Board in accordance with the laws of the Commonwealth of Puerto Rico. There are currently four (4) Trustees, three (3) of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following table lists each Trustee, his or her year of birth, position with the Trust, principal occupations during the past five years, and other directorships. Each Trustee oversees the Trust. There is no defined term of office, and each Trustee serves until the earlier of his resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s address is c/o X- Square Series Trust, Centro Internancional de Mercadeo II, 90 Carr. 165, Suite 803, San Juan, Puerto Rico 009618.

INDEPENDENT TRUSTEES

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Manager	Other Directorships held by Manager During Last Five Years
Luis Roig (1959)	Trustee since 2022	Managing Director and CFO, Santander Securities LLC from 2013 until 2016; Chief Financial Officer, Americas Leading Finance LLC since 2016.	2	Director of the X-Square Balanced Fund, LLC, since June 2019.
Denisse Rodriguez (1984)	Trustee since 2022	Executive Director, Puerto Rico Science Technology & Research Trust, since 2015.	2	Director of the X-Square Balanced Fund, LLC, since April 2022.
Ramon Ponte (1958)	Trustee since 2022	Consultant, Self-Employed, since 2011; Fund Director of Intellectus Foundation since May 2020; Director and Chair of the Puerto Rico CPA Society Foundation since November 2019; and Director and Audit Committee Chair of Bancredito International Bank since May 2014	2	Director of the X-Square Balanced Fund, LLC, since April 2022.

Annual Report | September 30, 2023	25

X-Square Municipal Income Tax Free ETF	Trustees and Officers

September 30, 2023 (Unaudited)

INTERESTED TRUSTEE

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Ignacio Canto** (1983)	Trustee since 2021	President of X-Square Capital, LLC since 2013.	2	Director of X2 Alternative Dividend Alpha Fund, Inc.; Director of the X-Square Balanced Fund, LLC.

*	The “Fund Complex” consists of all series of the Trust and X-Square Balanced Fund, LLC.

**	An “interested person,” as defined by the 1940 Act. Mr. Canto is deemed to be an “interested” Trustee because he is the owner of all membership interests of the Adviser and also serves as its President, Treasurer and sole director.

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X-Square Municipal Income Tax Free ETF	Trustees and Officers

September 30, 2023 (Unaudited)

OFFICERS

Name, Address and YOB	Position/Term of Office*	Principal Occupation During the Past Five Years
Ignacio Canto (1983)	President since 2022	President of X-Square Capital, LLC since 2013. Director of the X-Square Balanced Fund, LLC.
Cristina Perez (1976)	Treasurer since 2022	Chief Compliance Officer and Head of Operations at X-Square Capital since 2022. Treasurer of X-Square Balanced Fund, LLC since 2022. Banco Popular de Puerto Rico Mutual Fund’s Administration from 1999-2022.
Gabriel Medina (1989)	Secretary since 2022	Portfolio Manager of X-Square Capital, LLC since 2018. Secretary of X-Square Balanced Fund, LLC since 2019. Chief Compliance Officer of X-Square Capital, LLC from 2015 to 2018. Analyst at Accenture from 2014 to 2015.
Ivana Kovačić (1977)	Chief Compliance Officer, since 2022	Deputy Chief Compliance Officer, ALPS Fund Services, Inc. since October 2021. Ms. Kovačić joined ALPS in March 2020 as a Regulatory Compliance Manager. Prior to her current role, Ms. Kovačić served as Senior Compliance Analyst at Jennison Associates (August 2013 – January 2019).

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll-free) (787) 282-1621.

Annual Report | September 30, 2023	27

CONNECT WITH US

www.x2etfs.com/ztax

ZTAX@xsquarecapital.com

(787) 282-1621

(b)	N/A

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 13(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees (“Trustees”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Ramon Ponte and Luis Roig as the Registrant’s Audit Committee Financial Experts. Mr. Ponte and Roig are “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. The aggregate fees billed for the last fiscal year for professional services rendered by Cohen & Company for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $17,000 fiscal year ended September 30, 2023.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. The aggregate fees billed in the last fiscal year for assurance and related services by Cohen & Company that are reasonably related to the performance of the audit of the Fund’s financial statements were $0 for the fiscal year ended September 30, 2023.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning. The aggregate fees billed in the last fiscal year for professional services rendered by Cohen & Company for tax compliance were $4,500 for the fiscal year ended September 30, 2023.

(d)	All Other Fees: No fees were billed by Cohen & Company for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above for the fiscal year ended September 30, 2023.

(e)	(e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Luis Roig, Denisse Rodriguez, and Ramon Ponte.

(b)	Not applicable to the Registrant

Item 6.	Investments.

(a)	Schedule of Investments (as set forth in 17 CFR 210.12-12) is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13(a)(1).

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Series Trust

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	December 11, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Series Trust

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	December 11, 2023